SUPPLEMENT DATED JUNE 25, 2014

TO PROSPECTUSES DATED MAY 1, 2014
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE AND
SUN PRIME VARIABLE UNIVERSAL LIFE

TO PROSPECTUSES DATED APRIL 29, 2011
FOR SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE AND
SUN PROTECTOR VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information about an investment option that is available under your Contract.

Effective August 11, 2014, the name of the DWS Small Cap Index VIP Fund will be changed to Deutsche Small Cap Index VIP Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.